Reconciliation of US Statutory Tax Rate to Worldwide Effective Tax Rate (Detail)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Income Taxes [Line Items]
United States	99.70%	(97.90%)	99.50%
Foreign	0.30%	(2.10%)	0.50%
Total	100.00%	(100.00%)	100.00%
Tax expense (benefit) at U.S. statutory rate	35.00%	(35.00%)	35.00%
State Income Taxes	2.00%	0.40%	2.60%
Finalization of tax reviews and audits and changes in estimate on tax contingencies	(210.00%)	(230.00%)	400.00%
Domestic Production Deduction	160.00%	0.00%	380.00%
Employee Benefit Deductions	150.00%	850.00%	460.00%
Non-Taxable Indemnification Agreements	(170.00%)	(2200.00%)	0.00%
Non-Deductible Professional Fees	20.00%	2890.00%	350.00%
Tax provision adjustments	160.00%	650.00%	480.00%
Other, net	(70.00%)	80.00%	(10.00%)
Taxes at effective worldwide tax rates	28.10%	(44.20%)	31.80%